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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21502
                 ----------------------------------------------

                      RMR HOSPITALITY AND REAL ESTATE FUND
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                400 CENTRE STREET
                           NEWTON, MASSACHUSETTS 02458
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

    (Name and Address of Agent for                       Copy to:
         Service of Process)

      Thomas M. O'Brien, President                    Thomas Perugini
 RMR Hospitality and Real Estate Fund       State Street Bank and Trust Company
           400 Centre Street                    One Federal Street, 8th Floor
      Newton, Massachusetts 02458                Boston, Massachusetts 02110

                                                     Thomas Reyes, Esq.
                                             State Street Bank and Trust Company
                                               One Federal Street, 9th Floor
                                                Boston, Massachusetts 02110


Registrant's telephone number, including area code:  (617) 332-9530
                                                     --------------

Date of fiscal year end: December 31
Date of reporting period: March 31, 2005
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ITEM 1. SCHEDULE OF INVESTMENTS.

RMR HOSPITALITY AND REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS - March 31, 2005 (unaudited)

---------------------------------------------------------------------------------------------------------------
COMPANY                                                                             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 69.3%
  APARTMENTS - 8.6%
    Apartment Investment & Management Co. *                                         10,000     $      372,000
    BNP Residential Properties, Inc. *                                              16,000            256,000
    Cornerstone Realty Income Trust, Inc. *                                         55,000            545,600
    Gables Residential Trust *                                                      65,000          2,164,500
    Home Properties, Inc. *                                                          9,900            384,120
    Town & Country Trust *                                                          20,000            529,000
    United Dominion Realty Trust, Inc. *                                            15,000            313,050
                                                                                               ----------------
                                                                                                    4,564,270
---------------------------------------------------------------------------------------------------------------
  DIVERSIFIED - 15.2%
    Bedford Property Investors, Inc. *                                              45,300            988,899
    Colonial Properties Trust *                                                     59,000          2,266,190
    Commercial Net Lease Realty *                                                   73,400          1,354,230
    Crescent Real Estate Equities Co. *                                             95,000          1,552,300
    Lexington Corporate Properties Trust *                                          87,000          1,908,780
                                                                                               ----------------
                                                                                                    8,070,399
---------------------------------------------------------------------------------------------------------------
  HEALTH CARE - 8.5%
    Health Care REIT, Inc. *                                                        47,000          1,504,000
    Healthcare Realty Trust, Inc. *                                                 21,000            765,240
    Nationwide Health Properties, Inc. *                                            91,000          1,839,110
    Windrose Medical Properties Trust *                                             30,100            412,671
                                                                                               ----------------
                                                                                                    4,521,021
---------------------------------------------------------------------------------------------------------------
  HOSPITALITY - 1.3%
    Ashford Hospitality Trust, Inc. *                                               28,300            288,660
    Eagle Hospitality Properties Trust, Inc. *                                      36,000            322,920
    Hersha Hospitality Trust *                                                       6,000             59,820
                                                                                               ----------------
                                                                                                      671,400
---------------------------------------------------------------------------------------------------------------
  INDUSTRIAL - 4.8%
    First Industrial Realty Trust, Inc. *                                           67,000          2,534,610
---------------------------------------------------------------------------------------------------------------
  OFFICE - 17.8%
    Brandywine Realty Trust *                                                       32,000            908,800
    Equity Office Properties Trust *                                               131,900          3,974,147
    Glenborough Realty Trust, Inc. *                                                75,000          1,434,000
    Highwoods Properties, Inc. *                                                    75,000          2,011,500
    Reckson Associates Realty Corp. *                                               38,000          1,166,600
                                                                                               ----------------
                                                                                                    9,495,047
---------------------------------------------------------------------------------------------------------------
  RETAIL - 6.6%
    Heritage Property Investment Trust *                                            73,900          2,193,352
    New Plan Excel Realty Trust *                                                   53,000          1,330,830
                                                                                               ----------------
                                                                                                    3,524,182
---------------------------------------------------------------------------------------------------------------
  SPECIALTY - 5.0%
    Getty Realty Corp. *                                                            30,000            766,500
    Trustreet Properties, Inc. *                                                   124,700          1,919,133
                                                                                               ----------------
                                                                                                    2,685,633
---------------------------------------------------------------------------------------------------------------
  STORAGE - 1.3%
    Sovran Self Storage, Inc. *                                                     18,100            717,303
---------------------------------------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 0.2%
    PanAmSat Holding Corp.                                                           7,400            125,800
===============================================================================================================
TOTAL COMMON STOCKS  (COST $33,347,239)                                                            36,909,665
===============================================================================================================

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PREFERRED STOCKS - 33.3%
  APARTMENTS - 3.0%
    Apartment Investment & Management Co., Series R *                               38,000            999,400
    Apartment Investment & Management Co., Series U *                               24,000            588,480
                                                                                               ----------------
                                                                                                    1,587,880
===============================================================================================================
COMPANY                                                                             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS  - CONTINUED
  DIVERSIFIED  - 2.1%
    Bedford Property Investors, Inc., Series B *                                    30,000     $      747,000
    Digital Realty Trust, Inc., Series A *                                          15,000            390,000
                                                                                               ----------------
                                                                                                    1,137,000
---------------------------------------------------------------------------------------------------------------
  HEALTH CARE  - 3.8%
    Health Care REIT, Inc., Series F *                                              40,000          1,000,000
    LTC Properties, Inc., Series F *                                                40,000          1,029,200
                                                                                               ----------------
                                                                                                    2,029,200
---------------------------------------------------------------------------------------------------------------
  HOSPITALITY  - 14.7%
    Ashford Hospitality Trust *                                                     46,000          1,218,080
    Boykin Lodging Co., Series A *                                                  70,000          1,960,000
    Host Marriott Corp., Series E *                                                 60,000          1,617,000
    Innkeepers USA Trust, Series C *                                                27,000            677,700
    Winston Hotels, Inc., Series B *                                                95,000          2,365,500
                                                                                               ----------------
                                                                                                    7,838,280
---------------------------------------------------------------------------------------------------------------
  MANUFACTURED HOMES  - 0.5%
    Affordable Residential Communities, Series A *                                   9,600            240,960
---------------------------------------------------------------------------------------------------------------
  OFFICE  - 9.2%
    Alexandria Real Estate Equities, Inc., Series C *                              120,000          3,149,400
    SL Green Realty Corp., Series D *                                               70,000          1,761,900
                                                                                               ----------------
                                                                                                    4,911,300
===============================================================================================================
TOTAL PREFERRED STOCKS  (COST $17,096,428)                                                         17,744,620
===============================================================================================================
                                                                                 PRINCIPAL
COMPANY                                                                             AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------
DEBT SECURITIES  - 25.9%
  HOSPITALITY  - 25.9%
    MeriStar Hospitality Corp., * 9.125%, 01/15/2011                      $      1,000,000          1,045,000
    American Real Estate Partners LP, 8.125%, 06/01/2011                         2,000,000          2,070,000
    Felcor Lodging LP, * 9.00%, 06/01/2011                                       3,200,000          3,440,000
    Host Marriott LP, * 7.125%, 11/01/2013                                       1,650,000          1,637,625
    ITT Corp., 7.75%, 11/15/2025                                                 3,275,000          3,373,250
    MeriStar Hospitality Corp., * 10.50%, 06/15/2009                             2,050,000          2,193,500
                                                                                               ----------------
                                                                                                   13,759,375
---------------------------------------------------------------------------------------------------------------
TOTAL DEBT SECURITIES (COST $13,291,844)                                                           13,759,375
===============================================================================================================
COMPANY                                                                             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.1%
  OTHER INVESTMENT COMPANIES - 2.1%
    SSgA Money Market Fund, 2.42% (a) (Cost $1,143,823)                          1,143,823          1,143,823
===============================================================================================================
Total Investments - 130.6% (b)(Cost $64,879,334)                                                   69,557,483
===============================================================================================================
Other assets less liabilities - 1.3%                                                                  699,088
Preferred Shares, at liquidation preference - (31.9)%                                             (17,000,000)
===============================================================================================================
Net Assets applicable to common shareholders  - 100%                                           $   53,256,571
===============================================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
*   Real Estate Investment Trust
(a) Rate reflects 7 day yield as of March 31, 2005.
(b) Although subject to adjustments, principally due to the extent of distributions characterized by the issuers of the Fund's investments as return of capital during 2005, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund's investments for federal income tax purposes, as of March 31, 2005, are as follows:

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
             Cost                                                                              $   64,879,334
                                                                                                   ==========

             Gross unrealized appreciation                                                          4,972,917
             Gross unrealized depreciation                                                          (294,768)
                                                                                                    ---------
             Net unrealized appreciation                                                       $    4,678,149
                                                                                                   ==========
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS AND NOTES TO PORTFOLIO OF INVESTMENTS.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR HOSPITALITY AND REAL ESTATE FUND

By:   /s/ THOMAS M. O'BRIEN
      ---------------------
      Thomas M. O'Brien
      President

Date: May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:   /s/ THOMAS M. O'BRIEN
      ---------------------
      Thomas M. O'Brien
      President

Date: May 26, 2005




By:   /s/ MARK L. KLEIFGES
      --------------------
      Mark L. Kleifges
      Treasurer

Date: May 26, 2005